Note Payable - Line of Credit	12 Months Ended
Dec. 31, 2021
Note Payable Line Of Credit [Abstract]
NOTE PAYABLE - LINE OF CREDIT
H.	NOTE PAYABLE - LINE OF CREDIT:

The Company has a $3,500,000 line of credit with Bank of America. At December 31, 2020, borrowings on this line of credit amounted to $1,650,000. The line bears interest at the LIBOR Daily Floating Rate plus 2.75%. At December 31, 2020, interest rates were 4.20%. The line is reviewed annually and is due on demand. This line of credit is secured by substantially all assets of the Company. The line was cancelled in November 2021.

The Company has a $7,000,000 line of credit with Salem Five Cents Savings Bank at December 31, 2021, borrowings on this line of credit amounted to $0. The line bears interest at prime rate plus .5% per annum. At December 31, 2021, the interest rate was 3.75%. The line is reviewed annually and is due on demand. This line of credit is secured by substantially all assets of the Company.